Capital Stock and Share Based Compensation Plans - Summary of stock option transactions (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding and Exercisable [Roll Forward]
Options outstanding at beginning of period, number of shares	251,507	486,914
Options exercised in period, number of shares	(251,507)	(235,407)
Options outstanding at end of period, number of shares	0	251,507
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding and Exercisable, Weighted Average Exercise Price [Roll Forward]
Options outstanding at beginning of period, weighted-average exercise price (USD per share)	$ 7.38	$ 6.81
Options exercised in period, weighted-average exercise price (USD per share)	7.38	6.20
Options outstanding at end of period, weighted-average exercise price (USD per share)		$ 7.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding and Exercisable, Exercise Price Range [Roll Forward]
Options outstanding at beginning of period, lower end of range of exercise price range (USD per share)	6	6
Options outstanding at beginning of period, upper end of range of exercise price range (USD per share)	9	9
Options exercised, lower end of exercise price range (USD per share)	6	6
Options exercised, upper end of exercise price range (USD per share)	9	8
Options outstanding at end of period, lower end of range of exercise price range (USD per share)		6
Options outstanding at end of period, upper end of range of exercise price range (USD per share)		9